Changes in significant accounting policies	6 Months Ended
Jun. 30, 2019
Disclosure Of Changes In Accounting Policies, Accounting Estimates And Errors [Abstract]
Changes in significant accounting policies
Changes in significant accounting policies

Except as described below, the accounting policies and calculation methods adopted in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the Group's consolidated financial statements as at and for the year ended December 31, 2018, that have been prepared in accordance with IFRS.

The changes in accounting policies are also expected to be reflected in the Group's consolidated financial statements as at and for the year ending December 31, 2019.

In anticipation of changes in the regulation starting on January 1, 2020, the Group has been purchasing compliant bunker fuel for future use by its vessels. Bunkers are presented as inventory and are accounted for on a weighted average basis. The cost of inventories comprises of the purchase price, fuel inspection costs and transport and handling costs. The effective portion of the change in fair value of derivatives designated as cash flow hedges of the underlying price index between the date of purchase and the date of delivery is also recognized as an inventory cost. The ineffective portion of the change in fair value of these derivatives is recognized directly in profit or loss.

The inventory is accounted for at the lower of cost and net realizable value with cost being determined on a weighted average basis.

The Group has initially adopted IFRS 16 Leases from January 1, 2019. IFRS 16 introduced a single, on-balance sheet accounting model for lessees. As a result, the Group, as a lessee, has recognized right-of-use assets representing its right to use the underlying assets and lease liabilities representing its obligation to make lease payments. Lessor accounting remains similar to previous accounting policies.

The Group has applied IFRS 16 using the modified retrospective approach under which the comparative information presented for 2018 has not been restated - i.e. it is presented, as previously reported, under IAS 17 and related interpretations. The details of the changes in accounting policies are described below.

A number of other new standards are effective from January 1, 2019 but they do not have a material effect on the Group's financial statements.

A.    Definition of a lease

Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 Determining Whether an Arrangement contains a Lease. The Group now assesses whether a contract is or contains a lease based on the new definition of a lease. Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.

On transition to IFRS 16, the Group has elected to apply the practical expedient not to recognize leases with a remaining lease term of less than one year as of January 1, 2019. The practical expedients low value leases, hindsight, discount rate, and no initial direct costs were not used. Lease and non-lease components in the contracts are separated.

On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases.

B.    As a lessee

The Group leases primarily vessels under bare boat charters, office rental and company cars.

As a lessee, the Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, the Group recognizes right-of-use assets and lease liabilities for most leases - i.e. these leases are on-balance sheet.

However, the Group has elected not to recognize right-of-use assets and lease liabilities for lease contracts with a remaining lease term of less than one year. Accordingly, those lease payments are recognized as an expense and there was no impact on transition.

i.    Significant accounting policies

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payment made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

The Group has applied judgement to determine the lease term for some lease contracts in which it is a lessee that include renewal options. The assessment of whether the Group is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use assets recognized.

ii.    Transition

Previously, the Group classified certain leases as operating leases under IAS 17. This includes operating leases for vessels under bare boat charters, office rental and company cars.

At transition, for leases classified as operating leases under IAS 17, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group's incremental borrowing rate as January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.
The Group used the practical expedient not to recognize lease contracts with a remaining lease term of less than one year.

C.    As a lessor

As a lessor the Group leases out some of its vessels under long-term time charter agreements and a number of vessels are employed in the TI Pool under floating time charter agreements. Further the Group subleases office space to third parties in certain leased offices of Euronav UK and Euronav MI II Inc (formerly Gener8 Maritime Inc.).

The floating time charter agreements under which vessels are employed by the TI Pool do not meet the definition of a lease under IFRS 16 and accordingly are accounted for under IFRS 15 Revenue from Contracts with Customers. This did not have a material impact on the Group’s consolidated revenue.

For certain vessels employed under long-term time charter agreements, the adoption of IFRS 16 required the Group to separate the lease and non-lease component in the contract, with the lease component qualified as operating lease and the non-lease component accounted for under IFRS 15. This did not have a material impact for the Group.

D.    Impacts on financial statements

i.    Impacts on transition

On transition to IFRS 16, the Group recognized right-of-use assets and lease liabilities at January 1, 2019. The impact on transition is summarized below.

(in million of USD)	Impact of adopting IFRS 16 at January 1, 2019

Right-of-use assets	87.6
Lease liabilities	105.3

The right-of-use assets were reduced by USD 11.4 million which represents the lease receivables related to the subleases that qualify as finance lease under IFRS 16, by USD 3 million related to a deferred gain on a previous sale-and-leaseback transaction and by USD 3.2 million related to onerous lease contracts. The adoption of IFRS 16 did not have an impact on retained earnings as of January 1, 2019.

ii.    Impacts for the period

As a result of initially applying IFRS 16, in relation to the leases that were previously classified as operating leases, the Group recognized USD 87.9 million of right-of-use assets (gross) and USD 88.4 million of lease liabilities as at June 30, 2019.

Also in relation to those leases under IFRS 16, the Group has recognized depreciation and interest costs, instead of operating lease expense. During the six months ended June 30, 2019, the Group recognized USD 14.5 million of depreciation charges and USD 2.7 million of interest costs from these leases.